22. Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity Tables
Schedule of capital stock
	12/31/2017			12/31/2016
	Common	Preferred	Total	Common	Preferred	Total
Fundo Volluto	100.00%	49.25%	61.19%	100.00%	33.88%	61.28%
Delta Air Lines, Inc.	-	12.38%	9.47%	-	16.19%	9.48%
Airfrance - KLM	-	1.60%	1.22%	-	2.09%	1.22%
Treasury shares	-	0.10%	0.08%	-	0.44%	0.26%
Other	-	0.93%	0.71%	-	1.11%	0.65%
Free float	-	35.74%	27.33%	-	46.29%	27.11%
Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%